VOYAGEUR INTERMEDIATE TAX FREE FUNDS
Delaware Tax-Free Minnesota Intermediate Fund
Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns VOYAGEUR INTERMEDIATE TAX FREE FUNDS	1 year	5 years	10 years
CLASS A	(1.01%)	3.01%	4.17%
CLASS A After Taxes on Distributions	(0.73%)	3.01%	4.17%
CLASS A After Taxes on Distributions and Sales	0.83%	3.12%	4.16%
CLASS B	(0.84%)	2.73%	4.01%
CLASS C	0.05%	2.73%	3.59%
Barclays 3-15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	3.14%	4.67%	4.93%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

VOYAGEUR INTERMEDIATE TAX FREE FUNDS

Delaware Tax-Free Minnesota Intermediate Fund

Supplement to the Fund’s Class A, Class B and Class C
Summary and Statutory Prospectuses dated
December 29, 2011 (the “Prospectuses”)

The following replaces the average annual total return table found in the Prospectuses under “How has Delaware Tax-Free Minnesota Intermediate Fund performed?”.

Average annual total returns for periods ended December 31, 2010

	1 year	5 years	10 years
Class A return before taxes	-1.01%	3.01%	4.17%
Class A return after taxes on distributions	-0.73%	3.01%	4.17%
Class A return after taxes on distributions and sale of Fund shares	0.83%	3.12%	4.16%
Class B return before taxes	-0.84%	2.73%	4.01%
Class C return before taxes	0.05%	2.73%	3.59%
Barclays 3–15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	3.14%	4.67%	4.93%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Please keep this Supplement for future reference.

This Supplement is dated May 17, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 17, 2012
Entity Registrant Name	dei_EntityRegistrantName	VOYAGEUR INTERMEDIATE TAX FREE FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000773675
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 17, 2012
Prospectus Date	rr_ProspectusDate	Dec 29, 2011
VOYAGEUR INTERMEDIATE TAX FREE FUNDS | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.01%)
5 years	rr_AverageAnnualReturnYear05	3.01%
10 years	rr_AverageAnnualReturnYear10	4.17%
VOYAGEUR INTERMEDIATE TAX FREE FUNDS | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.73%)
5 years	rr_AverageAnnualReturnYear05	3.01%
10 years	rr_AverageAnnualReturnYear10	4.17%
VOYAGEUR INTERMEDIATE TAX FREE FUNDS | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.83%
5 years	rr_AverageAnnualReturnYear05	3.12%
10 years	rr_AverageAnnualReturnYear10	4.16%
VOYAGEUR INTERMEDIATE TAX FREE FUNDS | CLASS B
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.84%)
5 years	rr_AverageAnnualReturnYear05	2.73%
10 years	rr_AverageAnnualReturnYear10	4.01%
VOYAGEUR INTERMEDIATE TAX FREE FUNDS | CLASS C
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.05%
5 years	rr_AverageAnnualReturnYear05	2.73%
10 years	rr_AverageAnnualReturnYear10	3.59%
VOYAGEUR INTERMEDIATE TAX FREE FUNDS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware Tax-Free Minnesota Intermediate Fund
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Supplement [Text Block]	dgprx_SupplementTextBlock

VOYAGEUR INTERMEDIATE TAX FREE FUNDS

Delaware Tax-Free Minnesota Intermediate Fund

Supplement to the Fund’s Class A, Class B and Class C
Summary and Statutory Prospectuses dated
December 29, 2011 (the “Prospectuses”)

The following replaces the average annual total return table found in the Prospectuses under “How has Delaware Tax-Free Minnesota Intermediate Fund performed?”.

Average annual total returns for periods ended December 31, 2010

	1 year	5 years	10 years
Class A return before taxes	-1.01%	3.01%	4.17%
Class A return after taxes on distributions	-0.73%	3.01%	4.17%
Class A return after taxes on distributions and sale of Fund shares	0.83%	3.12%	4.16%
Class B return before taxes	-0.84%	2.73%	4.01%
Class C return before taxes	0.05%	2.73%	3.59%
Barclays 3–15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	3.14%	4.67%	4.93%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Please keep this Supplement for future reference.

This Supplement is dated May 17, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

VOYAGEUR INTERMEDIATE TAX FREE FUNDS | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.14%
5 years	rr_AverageAnnualReturnYear05	4.67%
10 years	rr_AverageAnnualReturnYear10	4.93%